[DECHERT LLP LETTERHEAD]

February 29, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 145 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains 44 prospectuses and one combined statement of additional information (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 29, 2016. No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: John V. O’Hanlon